Derivative Liabilities (Tables)	3 Months Ended
Jun. 30, 2015
Derivative Liabilities Tables
Schedule of Fair value on a recurring basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the condensed consolidated balance sheet as of June 30, 2015:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$205,144	$—	$—	$205,144	$205,144

Schedule of significant unobservable inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended June 30, 2015:

Fair Value Measurement Using Level 3 Inputs
Total
Balance, April 1, 2015	$—
Issuance of derivative warrants liabilities	206,715
Change in fair value of derivative warrant liabilities	(1,571)
Balance, June 30, 2015	$205,144

Schedule of fair value of the derivative feature of the warrants

The fair value of the derivative feature of the warrants on the issuance dates and at the balance sheet date were calculated using a binomial option model valued with the following weighted average assumptions:

	May 22, 2015	June 9, 2015	June 30, 2015
Risk free interest rate	1.57%	1.74%	1.63%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	47%	47%	47%
Remaining term	5.0	5.0	4.89 – 4.94 years